Equity (Details 2)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Equity
Weighted risk-free interest rate	2.50%	0.40%
Weighted-average volatility	257.00%	412.00%
Weighted expected dividend yield		0.00%
Weighted expected term (in years)	4 years 2 months 12 days	3 years 4 months 24 days